Finance Receivables	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Finance Receivables
Finance Receivables

Our finance receivable types include personal loans, real estate loans, and retail sales finance as defined below:

•
Personal loans — are secured by consumer goods, automobiles, or other personal property or are unsecured, typically non-revolving with a fixed-rate and a fixed, original term of three to six years. At March 31, 2016, $3.0 billion of personal loans, or 22%, were secured by collateral consisting of titled personal property (such as automobiles) and $10.3 billion, or 78%, were secured by consumer household goods or other items of personal property or were unsecured, compared to $2.8 billion of personal loans, or 21%, secured by collateral consisting of titled personal property and $10.5 billion, or 79%, secured by consumer household goods or other items of personal property or unsecured at December 31, 2015.

•
Real estate loans — are secured by first or second mortgages on residential real estate, generally have maximum original terms of 360 months, and are considered non-conforming. At March 31, 2016, $201 million of real estate loans, or 39%, were secured by first mortgages and $316 million, or 61%, were secured by second mortgages, compared to $207 million of real estate loans, or 38%, secured by first mortgages and $331 million, or 62%, secured by second mortgages at December 31, 2015. Real estate loans may be closed-end accounts or open-end home equity lines of credit and are primarily fixed-rate products. Since we ceased real estate lending in January of 2012, our real estate loans are in a liquidating status.

•
Retail sales finance — include retail sales contracts and revolving retail accounts. Retail sales contracts are closed-end accounts that represent a single purchase transaction. Revolving retail accounts are open-end accounts that can be used for financing repeated purchases from the same merchant. Retail sales contracts are secured by the personal property designated in the contract and generally have maximum original terms of 60 months. Revolving retail accounts are secured by the goods purchased and generally require minimum monthly payments based on the amount financed calculated after the most recent purchase or outstanding balances. Our retail sales finance portfolio is also in a liquidating status.

Our finance receivable types also included the SpringCastle Portfolio at December 31, 2015, as defined below:

•
SpringCastle Portfolio — included unsecured loans and loans secured by subordinate residential real estate mortgages that were sold on March 31, 2016, in connection with the SpringCastle Interests Sale. The SpringCastle Portfolio included both closed-end accounts and open-end lines of credit. These loans were in a liquidating status and varied in substance and form from our originated loans. Unless terminated, we will continue to provide the servicing for these loans, which we service as unsecured loans because the liens are subordinated to superior ranking security interests.

Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Gross receivables *	$15,293	$—	$513	$21	$15,827
Unearned finance charges and points and fees	(2,196)	—	—	(2)	(2,198)
Accrued finance charges	139	—	4	—	143
Deferred origination costs	64	—	—	—	64
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	—	—	(2)	(2,263)
Accrued finance charges	147	31	4	—	182
Deferred origination costs	56	—	—	—	56
Total	$13,295	$1,703	$538	$23	$15,559

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the unpaid principal balance (“UPB”) for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its initial fair value;

•
Finance receivables originated subsequent to the respective OneMain and Fortress acquisitions — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; and

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts.

Included in the table above are finance receivables associated with securitizations that remain on our balance sheet. The carrying value of our personal loans totaled $11.7 billion and $11.4 billion at March 31, 2016 and December 31, 2015, respectively, and the carrying value of the SpringCastle Portfolio totaled $1.7 billion at December 31, 2015.

Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)	March 31, 2016	December 31, 2015

Personal loans	$1	$2
SpringCastle Portfolio	—	365
Real estate loans	20	30
Total	$21	$397

Unused lines of credit on our personal loans can be suspended if one of the following occurs: (i) the value of the collateral declines significantly; (ii) we believe the borrower will be unable to fulfill the repayment obligations; or (iii) any other default by the borrower of any material obligation under the agreement occurs. Unused lines of credit on our real estate loans can be suspended if one of the following occurs: (i) the value of the real estate declines significantly below the property’s initial appraised value; (ii) we believe the borrower will be unable to fulfill the repayment obligations because of a material change in the borrower’s financial circumstances; or (iii) any other default by the borrower of any material obligation under the agreement occurs. Unused lines of credit on home equity lines of credit can be terminated for delinquency. Accordingly, no reserve has been recorded for the unused lines of credit.

CREDIT QUALITY INDICATORS

We consider the delinquency status and nonperforming status of the finance receivable as our credit quality indicators.

We accrue finance charges on revolving retail finance receivables up to the date of charge-off at 180 days past due. Our revolving retail finance receivables that were more than 90 days past due and still accruing finance charges at March 31, 2016 and at December 31, 2015 were immaterial. Our personal loans and real estate loans do not have finance receivables that were more than 90 days past due and still accruing finance charges.

Delinquent Finance Receivables

We consider the delinquency status of the finance receivable as our primary credit quality indicator. We monitor delinquency trends to manage our exposure to credit risk. We consider finance receivables 60 days or more past due as delinquent and consider the likelihood of collection to decrease at such time.

The following is a summary of net finance receivables held for investment by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Net finance receivables: *
60-89 days past due	$105	$—	$6	$—	$111
90-119 days past due	93	—	5	—	98
120-149 days past due	93	—	3	—	96
150-179 days past due	88	—	3	—	91
180 days or more past due	5	—	23	—	28
Total delinquent finance receivables	384	—	40	—	424
Current	12,779	—	460	19	13,258
30-59 days past due	137	—	17	—	154
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Net finance receivables: *
60-89 days past due	$127	$26	$19	$—	$172
90-119 days past due	97	16	3	—	116
120-149 days past due	58	12	2	1	73
150-179 days past due	62	11	2	—	75
180 days or more past due	4	1	13	—	18
Total delinquent finance receivables	348	66	39	1	454
Current	12,777	1,588	486	22	14,873
30-59 days past due	170	49	13	—	232
Total	$13,295	$1,703	$538	$23	$15,559

*
Purchased credit impaired finance receivables are accounted for on a pool basis. For purposes of allocating the pool carrying amount to individual finance receivables, the Company applied the ratio of the carrying value to the gross receivable balance of each pool in developing the above table. Finance receivables greater than 180 days delinquent within a PCI pool are not ascribed any carrying value and are not used in deriving the aforementioned ratio.

Nonperforming Finance Receivables

We also monitor finance receivable performance trends to evaluate the potential risk of future credit losses. At 90 days or more past due, we consider our finance receivables to be nonperforming. Once the finance receivables are considered as nonperforming, we consider them to be at increased risk for credit loss.

Our performing and nonperforming net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Performing	$13,021	$—	$483	$19	$13,523
Nonperforming	279	—	34	—	313
Total	$13,300	$—	$517	$19	$13,836

December 31, 2015
Performing	$13,074	$1,663	$518	$22	$15,277
Nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

PURCHASED CREDIT IMPAIRED FINANCE RECEIVABLES

Our purchased credit impaired finance receivables consist of receivables purchased as part of the following transactions:

•
OneMain Acquisition - effective November 1, 2015, we acquired personal loans (the “OM Loans”), some of which were determined to be credit impaired. During the first quarter of 2016, we recorded a purchase accounting adjustment of $64 million, which decreased the initial fair value of these purchase credit impaired loans, as a result of new information brought to our attention that existed as of the acquisition date.

•
Ownership interest acquired by FCFI Acquisition LLC, an affiliate of Fortress (the “Fortress Acquisition”) - we revalued our assets and liabilities based on their fair value at the date of the Fortress Acquisition, November 30, 2010, in accordance with purchase accounting and adjusted the carrying value of our finance receivables (the “FA Loans”) to their fair value.

At December 31, 2015, our purchased credit impaired finance receivables also included the SpringCastle Portfolio, which was purchased as part of the following transaction:

•
Joint venture acquisition of the SpringCastle Portfolio (the “SCP Loans”) - on April 1, 2013, we acquired a 47% equity interest in the SCP Loans, some of which were determined to be credit impaired on the date of purchase. On March 31, 2016, we sold the SpringCastle Portfolio in connection with the sale of our equity interest in the SpringCastle Joint Venture.

We report the carrying amount (which initially was the fair value) of our purchased credit impaired finance receivables in net finance receivables, less allowance for finance receivable losses or in finance receivables held for sale as discussed below.

At March 31, 2016 and December 31, 2015, finance receivables held for sale totaled $776 million and $793 million, respectively. See Note 6 for further information on our finance receivables held for sale, which consist of certain of our personal loans and non-core real estate loans. Finance receivables held for sale include purchased credit impaired finance receivables, as well as TDR finance receivables. Therefore, we are presenting the financial information for our purchased credit impaired finance receivables and TDR finance receivables combined for finance receivables held for investment and finance receivables held for sale in the tables below.

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans *	Total

March 31, 2016
Carrying amount, net of allowance	$529	$—	$83	$612
Outstanding balance	708	—	132	840
Allowance for purchased credit impaired finance receivable losses	30	—	14	44

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	—	—	12	12

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	FA Loans

March 31, 2016
Carrying amount	$56
Outstanding balance	87

December 31, 2015
Carrying amount	$59
Outstanding balance	89

The allowance for purchased credit impaired finance receivable losses at March 31, 2016 and December 31, 2015, reflected the net carrying value of the purchased credit impaired FA Loans being higher than the present value of the expected cash flows.

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans (a)	SCP Loans	FA Loans	Total

Three Months Ended March 31, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (b)	(24)	(16)	(2)	(42)
Reclassifications from (to) nonaccretable difference (c)	(23)	—	10	(13)
Transfer due to finance receivables sold	—	(359)	—	(359)
Balance at end of period	$104	$—	$74	$178

Three Months Ended March 31, 2015
Balance at beginning of period	$—	$452	$54	$506
Accretion (b)	—	(21)	(2)	(23)
Reclassifications from nonaccretable difference (c)	—	—	2	2
Balance at end of period	$—	$431	$54	$485

(a)
As a result of the purchase accounting adjustment to the purchased credit impaired OM Loans, which we recorded during the first quarter of 2016, accretion and disposals of finance receivables for the three months ended March 31, 2016 include $1 million and $3 million, respectively, that would have been recorded during the two months ended December 31, 2015, had this adjustment been retroactively reflected since the acquisition date.

(b)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Accretion	$1	$1

(c)	Reclassifications from (to) nonaccretable difference represents the increases (decreases) in accretion resulting from higher (lower) estimated undiscounted cash flows.

TROUBLED DEBT RESTRUCTURED FINANCE RECEIVABLES

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

March 31, 2016
TDR gross finance receivables (b)	$86	$—	$199	$285
TDR net finance receivables	83	—	201	284
Allowance for TDR finance receivable losses	48	—	35	83

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

March 31, 2016
TDR gross finance receivables	$2	$91	$93
TDR net finance receivables	2	91	93

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

(b)	As defined earlier in this Note.

We have no commitments to lend additional funds on our TDR finance receivables.

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans *	SpringCastle Portfolio	Real Estate Loans *	Total

Three Months Ended March 31, 2016
TDR average net receivables	$63	$11	$201	$275
TDR finance charges recognized	1	—	3	4

Three Months Ended March 31, 2015
TDR average net receivables	$25	$11	$195	$231
TDR finance charges recognized	1	—	3	4

*	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
TDR average net receivables	$2	$92	$94
TDR finance charges recognized	—	1	1

Three Months Ended March 31, 2015
TDR average net receivables	$—	$90	$90
TDR finance charges recognized	—	1	1

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended March 31, 2016
Pre-modification TDR net finance receivables	$50	$1	$4	$55
Post-modification TDR net finance receivables:
Rate reduction	$46	$1	$3	$50
Other (b)	3	—	1	4
Total post-modification TDR net finance receivables	$49	$1	$4	$54
Number of TDR accounts	6,916	157	89	7,162

Three Months Ended March 31, 2015
Pre-modification TDR net finance receivables	$9	$2	$4	$15
Post-modification TDR net finance receivables:
Rate reduction	$5	$2	$4	$11
Other (b)	3	—	—	3
Total post-modification TDR net finance receivables	$8	$2	$4	$14
Number of TDR accounts	1,864	195	78	2,137

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended March 31, 2016
Pre-modification TDR net finance receivables *	$—	$1	$1
Post-modification TDR net finance receivables *	$—	$1	$1
Number of TDR accounts	128	19	147

Three Months Ended March 31, 2015
Pre-modification TDR net finance receivables **	$—	$—	$—
Post-modification TDR net finance receivables **	$—	$—	$—
Number of TDR accounts	—	9	9

*	Pre- and post-modification TDR personal loans held for sale for the three months ended March 31, 2016 were less than $1 million and, therefore, are not quantified in the table above.

**	Pre- and post-modification TDR real estate loans held for sale for the three months ended March 31, 2015 were less than $1 million and, therefore, are not quantified in the table above.

(b)	“Other” modifications primarily include forgiveness of principal or interest.

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended March 31, 2016
TDR net finance receivables (b) (c)	$2	$—	$1	$3
Number of TDR accounts	400	19	20	439

Three Months Ended March 31, 2015
TDR net finance receivables (b) (d)	$—	$—	$1	$1
Number of TDR accounts	57	10	18	85

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Three Months Ended March 31, 2016
TDR net finance receivables	$1
Number of TDR accounts	9

Three Months Ended March 31, 2015
TDR net finance receivables *	$—
Number of TDR accounts	9

*
TDR real estate loans held for sale for the three months ended March 31, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the table above.

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)
TDR SpringCastle Portfolio loans for the three months ended March 31, 2016 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

(d)
TDR personal loans and SpringCastle Portfolio loans for the three months ended March 31, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.